Prepayment for CIP Project - Schedule of Future Minimum Capital Expenditures (Details)	Sep. 30, 2025 USD ($)
Schedule of Future Minimum Capital Expenditures [Abstract]
2026	$ 3,511,729
2027	3,511,729
2028	5,274,617
2029	1,158,871
Total	$ 13,456,946